Inventories - Summary of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Ore stockpiles	$ 10,097	$ 6,327
In-process inventory and finished goods	63,513	68,984
Materials and supplies	104,553	88,824
Inventories	$ 178,163	$ 164,135